Accounts Payable and Costs Accrual on Projects (Narrative) (Details) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Accounts Payable And Accrued Liabilities [Line Items]
Costs accrual on projects	$ 6,470,364	$ 15,444,203
India project [Member]
Accounts Payable And Accrued Liabilities [Line Items]
Costs accrual on projects	$ 5,495,969	$ 6,922,879